ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2024
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands)

	2023	2024	2024
	RMB	RMB	US$
			(Note 2 (aj))
ASSETS
Current assets:
Cash and cash equivalents	166,942	58,086	7,958
Short term investments	—	—	—
Prepayments and other current assets	1,948	671	92
Total current assets	168,890	58,757	8,050
Total assets	168,890	58,757	8,050

LIABILITIES AND EQUITY
Other current liabilities	13,883	600	82
Amount due to subsidiaries	187,606	20,820	2,852
Deficit in subsidiaries	550,852	679,981	93,157
Total liabilities	752,341	701,401	96,091

SHAREHOLDERS’ DEFICIT
Ordinary shares Class A	32	33	5
Ordinary shares Class B	25	25	3
Treasury shares	(5,887)	(5,887)	(807)
Additional paid-in capital	3,169,114	3,172,820	434,675
Accumulated deficit	(3,819,249)	(3,883,992)	(532,105)
Accumulated other comprehensive income	72,514	74,357	10,187
Total shareholders’ deficit	(583,451)	(642,644)	(88,042)
Total liabilities and shareholders’ deficit	168,890	58,757	8,049

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				(Note 2 (aj))
Operating expenses:
General and administrative expenses	(19,613)	(19,303)	(1,767)	(242)
Interest income	12	1,772	410	56
Other operating expenses, net	—	—	(63)	(8)
Other income, net	3,985	3,546	4,574	626
Loss (Profit) before tax and loss from investment in subsidiaries and former VIE	(15,616)	(13,985)	3,154	432

Equity in loss from subsidiaries and share of loss in former VIE	(401,262)	(378,708)	(67,897)	(9,302)
Net loss attributable to ordinary shareholders	(416,878)	(392,693)	(64,743)	(8,870)

Other comprehensive income (loss) (net of tax of nil)
Unrealized securities holding gains	640	—	—	—
Realized securities holding gains	—	(640)	—	—
Foreign currency translation adjustments	15,869	(3,249)	1,986	273
Unrealized securities holding gains of subsidiaries and former VIE	4,170	4,343	1,074	147
Realized securities holding gains of subsidiaries and former VIE	(4,464)	(3,526)	(1,217)	(167)
Comprehensive loss	(400,663)	(395,765)	(62,900)	(8,617)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				(Note 2 (aj))
Operating activities:
Net loss	(416,878)	(392,693)	(64,743)	(8,870)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of loss of subsidiaries and former VIE	401,262	378,708	67,897	9,302
Other current liabilities	5,870	5,007	(9,682)	(1,326)
Other non-current liabilities	(1,537)	—	—	—
Net cash used in operating activities	(11,283)	(8,978)	(6,528)	(894)

Investing activities:
Purchase of short-term investments	(18,925)	—	—	—
Proceeds from sale or maturity of short-term investments	—	57,434	—	—
Net cash (used in) provided by investing activities	(18,925)	57,434	—	—

Financing activities:
Proceeds from ordinary shareholders	274	223	14	2
Proceeds from loan from subsidiaries	19,010	167,414	—	—
Payment for loan from subsidiaries	—	(54,229)	(102,683)	(14,068)
Net cash (used in) provided by financing activities	19,284	113,408	(102,669)	(14,066)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	2,854	205	341	47
Net (decrease) increase in cash and cash equivalents	(8,070)	162,069	(108,856)	(14,913)
Cash and cash equivalents at the beginning of the year	12,943	4,873	166,942	22,871
Cash and cash equivalents at the end of the year	4,873	166,942	58,086	7,958

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and former VIE. For the parent company, the Group records its investments in subsidiaries and former VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and former VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying financial statements.

As of December 31, 2024, there are no material contingencies, mandatory dividend and significant provisions for long-term obligations or guarantees of the Company, except for those which have separately disclosed in the financial statements.